Related party transactions	6 Months Ended
Jun. 30, 2019
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Related party transactions
2.5.16	Related party transactions

The compensation amounts presented below, awarded to the members of the Board of Directors and the Executive Management Team of the Company, were recorded as General & Administrative expenses in the period referenced.

	For the 6-month period ended June 30,
(€’000)	2019	2018
Independent director’s fees	169	199
Share-based payments	149	348
Total compensation to the Board of Directors	318	547

Executive Management fees	1,135	1,179
Short-term employee benefits	581	236
Share-based payments	445	763

Total compensation to the Executive Management Team	2,161	2,178